LONG-TERM DEBT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LONG-TERM DEBT
Deferred financing costs	$ (2,968)	$ (3,930)
Total debt	196,271	1,142,956
Less: current portion		90,000
Total long-term debt	196,271	1,052,956
2020 Notes
LONG-TERM DEBT
Total debt	$ 199,239	199,092
2018 Notes
LONG-TERM DEBT
Total debt		348,828
2017 Notes
LONG-TERM DEBT
Total debt		299,319
2016 Notes
LONG-TERM DEBT
Total debt		249,695
2015 Note
LONG-TERM DEBT
Total debt		$ 49,952